Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Component of net periodic pension expense and other postretirement expense

The following are the components of net periodic pension expense (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Service cost	$0.2	$0.2	$0.6	$0.5
Interest cost	2.9	3.1	8.8	9.6
Expected return on plan assets	(4.0)	(3.9)	(12.0)	(11.7)
Amortization of prior service costs and unrecognized loss	0.9	0.1	2.8	0.3
Curtailment and settlement (gain) loss recognized	—	—	(0.3)	1.4

	$—	$(0.5)	$(0.1)	$0.1

Other Post-retirement Benefits

The following are the components of net periodic other post-retirement expense (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Service cost	$0.1	$0.1	$0.4	$0.3
Interest cost	0.1	0.1	0.4	0.4
Amortization of prior service costs and unrecognized loss	0.1	—	0.2	0.1

	$0.3	$0.2	$1.0	$0.8